Lease Liability (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liability [Abstract]
Schedule of changes in the lease liability
	2019	2018
	USD	USD

At 1 January	30,221,425	29,670,675
Interest charge	2,871,035	2,818,714
Amount paid during the year	(2,313,323)	(2,267,964)

At 31 December	30,779,137	30,221,425

Schedule of lease liability is classified in the consolidated statement
	2019	2018
	USD	USD

Current	2,154,878	2,112,624
Non-current	28,624,259	28,108,801

	30,779,137	30,221,425

Schedule of maturity of the lease liability
			Present value of
	Lease payments		Minimum lease payments
	2019	2018	2019	2018
	USD	USD	USD	USD

Not later than one year	2,359,590	2,313,323	2,154,877	2,112,624
Later than one year and not later than five years	9,919,810	9,725,304	7,241,240	7,099,255
Later than five years	213,469,800	216,023,896	21,383,020	21,009,546

	225,749,200	228,062,523	30,779,137	30,221,425
Finance costs	(194,970,063)	(197,841,098)	-	-

Present value of minimum lease payments	30,779,137	30,221,425	30,779,137	30,221,425